Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employee compensation and related items	$ 16,856	$ 9,521
Professional and consulting services	5,654	3,650
Sales and use tax	1,163	268
Supplier charges	4,981	1,201
Warranty	1,592	981
Other	6,498	3,229
Total accrued expenses and other current liabilities	$ 36,744	$ 18,850